                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


            Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer: New York Life Insurance and
                                         Annuity Corporation Variable
                                         Universal Life
                                         Separate Account - I
                                         51 Madison Avenue
                                         New York, New York 10010

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      2.     Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box
             but do not list series or classes):     [X]


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      3.     Investment Company Act File Number: 811-07798


             Securities Act File Number:       33-64410
                                               333-39157
                                               333-79309
                                               333-47728
                                               333-57210
                                               333-102674
                                               333-147707
                                               333-156513
                                               333-166664
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      4(a).  Last day of fiscal year for which this Form is filed: December 31, 2010


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      4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


      Note:  If the Form is being filed late, interest must be paid on the registration fee due.

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4(c.)    [ ] Check box if this is the last time the issuer will be filing this Form.


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5.       Calculation of registration fee:

         (i)   Aggregate sale price of securities sold during the                                 $217,715,639
               fiscal year pursuant to section 24(f):                                              -----------


         (ii)  Aggregate price of securities redeemed or
               repurchased during the fiscal year:                 $298,190,663
                                                                   ------------

         (iii) Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending no
               earlier than October 11, 1995 that were not
               previously used to reduce registration fees payable
               to the Commission:                                   $41,051,463
                                                                     ----------

         (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                   -$339,242,126
                                                                                                 -------------

         (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                                              $     0
                                                                                                   -----------


                 (vi) Redemption credits available for use in future years         $(121,526,487)
                      -- if item 5(i) is less than Item 5(iv) [subtract Item        -------------
                      5(iv) from Item 5(i)]:


         (vii) Multiplier for determining registration fee (See                                    x  .0001161
                 Instruction C.9):                                                                  ----------

         (viii)  Registration fee due [multiply item 5(v) by Item                                  =$    0
                 5 (vii)] (enter "0" if no fee is due):                                              =========


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
     October 11, 1997, then report the amount of securities (number of shares or other units)
     deducted here: __________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by issuer in future fiscal years, then state
     that number here:      0     .
                       -----------

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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                           +$    0
                                                                                             ---------

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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                           =$    0
                                                                                             =========


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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Not Applicable.


        Method of Delivery:

                                  [ ]  Wire Transfer
                                  [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                 /S/  ROBERT M. GARDNER
                                -------------------------------------------------------

                                Robert M. Gardner, Vice President and Controller
                                -------------------------------------------------------

Date March 25, 2011
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  *Please print the name and title of the signing officer below the signature.